LEASES	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
LEASES
NOTE 7	-	LEASES

On August 10, 2021, the Company entered into an operating lease agreement for its office. The Company signed a new agreement for its current office and manufacturing facilities lease, which originally was to end in 2022. The lease agreement is for one year starting in October 2021 with two options to extend the lease by an additional one year for each option until September 30, 2024. On October 1, 2022, the company exercised the first option to extend the lease for another year and the company is reasonably certain that it will exercise its additional option starting in October 2023.

The components of operating lease costs were as follows:

	December 31,
	2022	2021

Operating lease cost	21	6
Total lease costs	21	6

a.	Supplemental balance sheet information related to operating leases is as follows:

	December 31,
	2022	2021

Operating lease ROU assets	37	55
Operating lease liabilities, current	19	19
Operating lease liabilities, long-term	15	38
Weighted average remaining lease term (in years)	1.75	2.75
Weighted average discount rate	7.85%	7.85%

b.	Future lease payments under operating leases as of December 31, 2022, are as follows:
December 31,
2022

2023	21
2024	15
Total undiscounted lease payments	36
Less: imputed interest	(2)
Present value of lease liabilities	34